Loans - Disclosure of Loans and Receivables (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Unearned income	$ 530	$ 469
Gross amount	410,322	390,856
Denominated in U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	76,600	69,500
Denominated in other foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	8,400	6,700
Residential mortgages [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	63	60
Business and government [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	$ 23,291	$ 21,182